CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts	$ 636	$ 804	$ 410
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	506,680	404,437	8,955
Common stock, shares outstanding	506,680	404,437	8,955
Series C convertible preferred stock
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued	95,388	95,388	95,388
Preferred stock outstanding	95,388	95,388	95,388